Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 3,507,752	$ 3,340,256
VAT and tax payable (receivable)	502,097	(213,478)
Total tax payable	$ 4,009,849	$ 3,126,778